AB EQUITY FUNDS (“Equity Funds”)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class R (Ticker: QUARX); Class K (Ticker: QUAKX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class R (Ticker: ABPRX); Class K (Ticker: ALCKX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated August 2, 2024, to the Prospectus and Summary Prospectuses of the Equity Funds each dated November 1, 2023, as amended, offering Class K and Class R shares of the Funds.

* * * * *

At meetings held on July 30-July 31, 2024, the Boards of Directors of the Funds approved for each of their respective Funds: (i) the discontinuance of the offering of Class K and Class R shares of the Fund to investors; (ii) the liquidation of the assets of the Fund corresponding to such classes; (iii) the making of a final liquidating distribution to the remaining shareholders of each such class; and (iv) the redemption of all outstanding shares of each such class in the liquidating distribution or immediately thereafter.

The Funds have suspended sales of Class K and Class R shares to new investors effective August 2, 2024. Existing retirement plan sponsors may continue to add new participants and make additional purchases until the respective Fund’s liquidation date.

The Funds expect to make liquidating distributions to shareholders based on net asset value no later than nine months from the date of the approval of the Boards of Directors.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.